STOCK PLAN (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stock Plan
SCHEDULE OF STOCK OPTION ACTIVITY

	Options Issued	Weighted- Average Exercise Price

Options outstanding – December 31, 2019	1,800,000	$1.00
Granted	-	-
Canceled	-	-
Exercised	-	-
Options outstanding – December 31, 2020	1,800,000	1.00
Granted	20,000	1.00
Canceled	-	-
Exercised	-	-

Options outstanding – September 30, 2021	1,820,000	$1.00

	Options Issued	Weighted-Average Exercise Price
Options outstanding December 31, 2018	-
Granted	4,300,000	$0.42
Canceled	-	-
Exercised	(2,500,000)	$0.0001

Options outstanding – December 31, 2019	1,800,000	$1.00
Granted	-	-
Canceled	-	-
Exercised	-	-

Options outstanding – December 31, 2020	1,800,000	$1.00

SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

Additional information regarding the exercisable options and average remaining contractual life of the options outstanding as of September 30, 2021 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable at December 31, 2020	Number Exercisable at September 30, 2021
$1.00	1,820,000	3.5 Years	405,000	605,000

Additional information regarding the exercisable options and average remaining contractual life of the options outstanding as of December 31, 2020 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable at December 31, 2020	Number Exercisable at December 31, 2019
$1.00	1,800,000	4 Years	405,000	45,000

SCHEDULE OF STOCK OPTIONS FAIR VALUE ASSUMPTIONS
Risk-free interest rates	2.42%
Expected life in years	5.0
Expected volatility	73.1%
Expected dividend yield	0%
Fair value common stock	$1.00

Risk-free interest rates	2.38%
Expected life in years	5.0
Expected volatility	73.1%
Expected dividend yield	0%
Fair value common stock	$1.00